         U.S. Securities and Exchange Commission, Washington, D.C. 20549

            ANNUAL NOTICE OF SECURITIES SOLD, PURSUANT TO RULE 24f-2


1.       Name and address of issuer:        SCHWAB CAPITAL TRUST
                                            101 MONTGOMERY STREET
                                            SAN FRANCISCO, CA  94104

2.       Name of each series or class of funds for which this notice is filed:

         SCHWAB INTERNATIONAL INDEX FUND
         SCHWAB SMALL-CAP INDEX FUND
         SCHWAB ASSET DIRECTOR -- HIGH GROWTH FUND
         SCHWAB ASSET DIRECTOR -- BALANCED GROWTH FUND
         SCHWAB ASSET DIRECTOR -- CONSERVATIVE GROWTH FUND
         SCHWAB S&P 500 FUND-INVESTOR SHARES
         SCHWAB S&P 500 FUND-e.SHARES
         SCHWAB ANALYTICS FUND
         SCHWAB ONESOURCE PORTFOLIOS - INTERNATIONAL

3.       Investment Company Act File Number:     811-7704
         Securities Act File Number:             33-62470

4.       Last day of fiscal year for which this notice is filed:
         OCTOBER 31, 1996

5. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         0

6. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

         0


7. Number and aggregate sale price of securities sold during the fiscal year:

         Number:        85,970,851
         Amount:     $ 911,271,343

8. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

         Number:        85,970,851
         Amount:     $ 911,271,343

9.       Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 8):

         $ 911,271,343

         (ii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

         - $ 197,960,958

         (iii) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i) less line (ii)] (if applicable):

         $ 713,310,385

         (iv) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

         X 1/33 OF 1%

         (v) Fee due [line (iii) multiplied by line (iv)]:

         $ 216,154.66

         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                    By:   /s/ William J. Klipp
                          __________________________________________________
                          William J. Klipp
                          Executive Vice President and
                          Chief Operating Officer

Date:  December 13, 1996

                                December 12, 1996



Schwab Capital Trust
c/o Charles Schwab
Investment Management, Inc.
101 Montgomery Street, Suite 101MKT-8
San Francisco, CA 94104

Ladies and Gentlemen:

         You have informed us that you intend to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of units of beneficial interest, $.00001 par value, in the amount of $911,271,343 belonging to the following series of Schwab Capital Trust: the Schwab International Index Fund, the Schwab Small-Cap Index Fund, the Schwab Asset Director - High Growth Fund, the Schwab Asset Director Balanced Growth Fund, the Schwab Asset Director - Conservative Growth Fund, the Schwab S&P 500 Fund - Investor Shares, the Schwab S&P 500 Fund -e.Shares, the Schwab Analytics Fund, and the Schwab OneSource Portfolios International (the "Shares"), sold in reliance upon the Rule during your fiscal year ended October 31, 1996.

         We have examined your Declaration of Trust on file in the office of the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston. We are familiar with the action taken by your Trustees to authorize the issue and sale from time to time of your authorized and unissued Shares at not less than the public offering price, and have assumed that the Shares have been issued and sold in accordance with such actions, and that appropriate action has been taken to qualify or register the sale of the Shares under any applicable state laws regulating offerings and sales of securities. We have also examined a copy of your By-laws and such other documents as we have deemed necessary for the purposes of this opinion. You are from time to time referred to herein as the "Trust."

         Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable.

Schwab Capital Trust                     -2-                  December 12, 1996


         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of the property of the Trust for all loss and expense of any shareholder of the Trust held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of being a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         We consent to this opinion accompanying the Notice when filed with the Commission.


                                       Very truly yours,


                                       /s/ Ropes & Gray
                                       ___________________________
                                       Ropes & Gray